Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Description of Business

NOTE 1    DESCRIPTION OF BUSINESS

Great Basin Scientific, Inc. (the “Company”) (d.b.a., Great Basin Corporation) is a Delaware corporation headquartered in Salt Lake City, Utah. The Company was originally incorporated as Diagnostic Micro Arrays, Inc., a Nevada corporation, on June 27, 2003. The Company changed its name to Great Basin Scientific, Inc. on April 19, 2006. On August 12, 2008, the Company took steps to change its corporate domicile from Nevada to Delaware by forming Great Basin Scientific, Inc., a Delaware corporation, and on August 29, 2008, Great Basin Scientific, Inc., a Nevada corporation, was merged with and into Great Basin Scientific, Inc., a Delaware corporation, wherein the Delaware corporation was the sole surviving entity.

The Company is a molecular diagnostics company that develops and manufactures test kits and analyzers for a patented, proprietary low-cost, easy-to-use molecular diagnostic system for single pathogen tests. The Company sells its test kits to customers throughout the world for use in the Company’s analyzers. Our system utilizes a sample-in result-out format, enabling simple, rapid and cost-effective analysis of multiple pathogens from a single clinical sample. The Company’s technology processes up to 64 distinct targets in a single assay for more answers with results in 90 minutes or less. It is a fully automated process with few hands-on steps that allows on-demand testing instead of the traditional batching of tests that delay results. The Company’s simple-to-use system allows smaller hospitals that traditionally could not afford more expensive, advanced molecular diagnostics systems to modernize their laboratory testing and provide better patient care at an affordable cost.

NOTE 1    DESCRIPTION OF BUSINESS

Great Basin Scientific, Inc. (the “Company”) (d.b.a., Great Basin Corporation) is a Delaware corporation headquartered in Salt Lake City, Utah. The Company was originally incorporated as Diagnostic Micro Arrays, Inc., a Nevada corporation, on June 27, 2003. The Company changed its name to Great Basin Scientific, Inc. on April 19, 2006. On August 12, 2008, the Company took steps to change its corporate domicile from Nevada to Delaware by forming Great Basin Scientific, Inc., a Delaware corporation and on August 29, 2008, Great Basin Scientific, Inc., a Nevada corporation, was merged with and into Great Basin Scientific, Inc., a Delaware corporation, wherein the Delaware corporation was the sole surviving entity.

The Company is a molecular diagnostics company that develops and manufactures test kits and analyzers for a patented, proprietary low-cost, easy-to-use molecular diagnostic system for single pathogen tests. The Company sells its test kits to customers throughout the world for use in the Company’s analyzers. Our system utilizes a sample-in result-out format, enabling simple, rapid and cost-effective analysis of multiple pathogens from a single clinical sample. The Company’s technology processes up to 64 distinct targets in a single assay for more answers with results in 90 minutes or less. It is a fully automated process with few hands-on steps that allows on- demand testing instead of the traditional batching of tests that delay results. The Company’s simple-to-use system allows smaller hospitals that traditionally could not afford more expensive, advanced molecular diagnostics systems to modernize their laboratory testing and provide better patient care at an affordable cost.